EQUITY (Details)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	15,287,402	14,164,620
Ordinary shares, shares outstanding	14,718,782	13,596,000